Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

Three Months Ended March 31, 2021
Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$15,117
Net income allocable to Class A ordinary shares subject to possible redemption	$15,117
Denominator: Weighted Average Class A Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	$67,342,389
Basic and diluted net income per share	$—
Non-Redeemable Ordinary Shares
Numerator: Earnings allocable to non-redeemable ordinary shares
Net loss	(60,394,659)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(15,117)
Non-redeemable net loss	(60,409,776)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	$33,282,611
Basic and diluted net loss per share, Non-redeemable ordinary shares	(1.82)

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(177,564)	$(106,367)
Less: redeemable preferred stock dividends	(9,968)	(10,106)
Net loss attributable to common stockholders – basic and diluted	$(187,532)	$(116,473)
Denominator:
Weighted average common stock outstanding – basic	66,647,192	39,815,023
Weighted average common stock outstanding – diluted	66,647,192	39,815,023
Loss per share – basic	$(2.81)	$(2.93)
Loss per share – diluted	$(2.81)	$(2.93)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from July 10, 2020 (Inception) Through December 31, 2020
Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$14,405
Net income allocable to Class A ordinary shares subject to possible redemption	$14,405
Denominator: Weighted Average Class A Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	72,920,468
Basic and diluted net income per share	$0.00
Non-Redeemable Common Stock
Numerator: Earnings allocable to non-redeemable ordinary shares
Net loss	$(55,771,393)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(14,405)
Non-redeemable net loss	$(55,785,798)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	$22,074,445
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(2.53)

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(224,053)	$(239,697)	$(252,399)
Less: preferred stock dividends	(40,536)	(23,923)	—
Less: preferred stock redemptions, net(1)	(52,658)	—	—
Net loss attributable to common stockholders – basic	$(317,247)	$(263,620)	$(252,399)
Denominator:
Weighted average common stock outstanding – basic	42,374,976	37,651,687	35,091,026
Add: Dilutive effects, as shown separately below
Common stock options	—	—	—
Unvested RSUs	—	—	—
Weighted average common stock outstanding – diluted	42,374,976	37,651,687	35,091,026
Loss per share – basic	$(7.49)	$(7.00)	$(7.19)
Loss per share – diluted	$(7.49)	$(7.00)	$(7.19)
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(1)In December 2020, we exercised a call and redeemed certain redeemable preferred stock, as further discussed in Note 10 and Note 14. We considered the premium paid on redemption of $52,658 to be akin to a dividend to the redeemable preferred stockholder. As such, the premium, which represented the amount paid upon redemption over the carrying value of the preferred stock (such carrying value being reduced for preferred stock issuance costs) was deducted from net loss to determine the loss available to common stockholders.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
We excluded the effect of the below elements from our calculation of diluted loss per share, as their inclusion would have been anti-dilutive. These amounts represent the number of instruments outstanding at the end of each respective period:

	Three Months Ended March 31,
	2021	2020
Redeemable preferred stock exchangeable for common stock(1)	253,225,941	215,580,230
Redeemable preferred stock warrants exchangeable for common stock(1)	6,983,585	6,983,585
Contingent common stock(1)(2)	919,085	—
Common stock options(1)	16,174,520	17,400,048
Unvested RSUs(1)	26,831,732	18,156,174
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(1)These potential common stock elements were anti-dilutive in the periods to which they applied, as there were no earnings attributable to common stockholders.
(2)For the three months ended March 31, 2021, includes 183,985 contingently issuable common stock in connection with our acquisition of 8 Limited, as further discussed in Note 2, and 735,100 contingently issuable common stock related to an adjustment to a common stock issuance in December 2020, as further discussed in Note 10.

We excluded the effect of the below elements from our calculation of diluted EPS, as their inclusion would have been anti-dilutive. These amounts represent the number of instruments outstanding at the end of the year.

	Year Ended December 31,
	2020	2019	2018
Redeemable preferred stock exchangeable for common stock(1)	253,225,941	215,580,230	199,355,696
Redeemable preferred stock warrants exchangeable for common stock(1)	6,983,585	6,983,585	—
Contingent common stock in connection with acquisition(1)(2)	183,985	—	—
Common stock options(1)	17,183,828	17,640,539	22,822,810
Unvested RSUs(1)	25,591,913	14,512,888	10,910,000
____________________
(1)For the years ended December 31, 2020, 2019 and 2018, these potential common stock elements were anti-dilutive in the periods to which they applied, as there were no earnings attributable to common stockholders.
(2)For the year ended December 31, 2020, represents contingently issuable common stock in connection with our acquisition of 8 Limited. See Note 2 for additional information.